DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.2%
Communication Services
— 0.9%
Iridium Communications, Inc.
172 2,821
New York Times Co., Class A
269 17,350
Nexstar Media Group, Inc.
49 9,415
ZoomInfo Technologies, Inc. *
474 4,702
(Cost $34,267)
34,288
Consumer Discretionary
— 12.7%
Abercrombie & Fitch Co., Class
A *
81 7,928
Aramark
438 16,281
Autoliv, Inc.
116 13,687
AutoNation, Inc. *
48 10,142
Bath & Body Works, Inc.
361 6,285
Boyd Gaming Corp.
98 8,163
Brunswick Corp.
110 7,272
Burlington Stores, Inc. *
105 26,484
Capri Holdings Ltd. *
187 4,744
Choice Hotels International, Inc.
38 3,468
Churchill Downs, Inc.
114 12,436
Crocs, Inc. *
91 7,733
Dick's Sporting Goods, Inc.
112 23,136
Floor & Decor Holdings, Inc.,
Class A *
181 11,515
Gap, Inc.
378 10,232
Goodyear Tire & Rubber Co. *
449 3,888
Grand Canyon Education, Inc. *
48 7,572
H&R Block, Inc.
222 9,351
Harley-Davidson, Inc.
200 4,898
Hilton Grand Vacations, Inc. *
110 4,711
Hyatt Hotels Corp., Class A
70 11,507
KB Home
113 7,269
Lear Corp.
89 9,555
Lithia Motors, Inc.
43 13,710
Macy's, Inc.
473 10,576
Marriott Vacations Worldwide
Corp.
49 2,675
Mattel, Inc. *
535 11,299
Penske Automotive Group, Inc.
31 5,013
Planet Fitness, Inc., Class A *
138 15,452
Polaris, Inc.
92 6,105
PVH Corp.
80 6,781
Service Corp. International
235 18,666
Somnigroup International, Inc.
350 32,032
Taylor Morrison Home Corp. *
166 10,407
Texas Roadhouse, Inc.
110 19,278
Thor Industries, Inc.
89 9,400
TopBuild Corp. *
47 21,268
Travel + Leisure Co.
109 7,475
Valvoline, Inc. *
215 6,732
Number
of Shares Value $
VF Corp.
557 9,748
Visteon Corp.
49 5,059
Whirlpool Corp.
93 7,194
Wyndham Hotels & Resorts, Inc.
131 9,589
YETI Holdings, Inc. *
134 5,558
(Cost $476,155)
462,274
Consumer Staples — 2.8%
Albertsons Cos., Inc., Class A
666 12,208
BellRing Brands, Inc. *
216 6,672
Boston Beer Co., Inc., Class A *
16 3,117
Coty, Inc., Class A *
646 2,145
Darling Ingredients, Inc. *
267 9,775
Flowers Foods, Inc. (a)
351 3,766
Ingredion, Inc.
105 11,292
Post Holdings, Inc. *
81 8,426
Sprouts Farmers Market, Inc. *
165 13,828
US Foods Holding Corp. *
373 29,344
(Cost $130,907)
100,573
Energy — 4.1%
Antero Midstream Corp.
553 9,960
Antero Resources Corp. *
489 17,814
Chord Energy Corp.
96 9,011
Civitas Resources, Inc.
141 4,141
CNX Resources Corp. *
234 9,089
DT Midstream, Inc.
170 20,648
HF Sinclair Corp.
263 13,915
Murphy Oil Corp.
235 7,537
NOV, Inc.
629 9,661
Ovintiv, Inc.
428 17,531
Range Resources Corp.
395 15,599
Valaris Ltd. *
113 6,374
Weatherford International PLC
124 9,275
(Cost $155,896)
150,555
Financials — 18.1%
Affiliated Managers Group, Inc.
49 13,173
Ally Financial, Inc.
464 19,163
Annaly Capital Management,
Inc. REIT
1,064 24,259
Associated Banc-Corp.
268 7,046
Bank OZK
177 8,146
Brighthouse Financial, Inc. *
97 6,358
Cadence Bank
312 12,430
CNO Financial Group, Inc.
160 6,549
Columbia Banking System, Inc.
505 13,999
Comerica, Inc.
215 17,282
East West Bancorp, Inc.
231 24,648
Equitable Holdings, Inc.
502 23,438
Essent Group Ltd.
166 10,418
Euronet Worldwide, Inc. *
66 4,890
Evercore, Inc., Class A
64 20,484
Fidelity National Financial, Inc.
433 25,733

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
First American Financial Corp.
171 11,245
First Horizon Corp.
847 18,922
Flagstar Bank NA
517 6,328
FNB Corp.
598 9,951
Hanover Insurance Group, Inc.
60 11,133
Janus Henderson Group PLC
211 9,223
Jefferies Financial Group, Inc.
276 15,887
Kemper Corp.
103 4,194
MGIC Investment Corp.
395 11,198
Old National Bancorp.
598 12,995
Pinnacle Financial Partners, Inc.
127 11,643
Primerica, Inc.
54 13,895
Reinsurance Group of America,
Inc.
110 20,886
RenaissanceRe Holdings Ltd.
81 21,155
RLI Corp.
150 9,249
SEI Investments Co.
157 12,695
Selective Insurance Group, Inc.
103 8,092
Shift4 Payments, Inc., Class A
* (a)
110 8,116
SLM Corp.
346 10,138
SouthState Bank Corp.
169 15,127
Starwood Property Trust, Inc.
REIT
578 10,600
Stifel Financial Corp.
174 21,228
Synovus Financial Corp.
232 11,182
Texas Capital Bancshares, Inc. *
78 7,033
UMB Financial Corp.
121 13,441
United Bankshares, Inc.
240 8,938
Unum Group
261 19,828
Valley National Bancorp
801 9,067
Voya Financial, Inc.
160 11,248
Webster Financial Corp.
279 16,628
Western Alliance Bancorp
173 14,105
WEX, Inc. *
57 8,457
Wintrust Financial Corp.
112 15,010
Zions Bancorp NA
250 13,307
(Cost $607,516)
660,160
Health Care — 10.1%
Avantor, Inc. *
1,129 13,243
BioMarin Pharmaceutical, Inc. *
319 17,842
Bio-Rad Laboratories, Inc., Class
A *
30 9,746
Bruker Corp.
192 9,371
DENTSPLY SIRONA, Inc.
314 3,561
Doximity, Inc., Class A *
231 11,883
Encompass Health Corp.
166 19,293
Ensign Group, Inc.
95 17,626
Envista Holdings Corp. *
292 6,103
Exelixis, Inc. *
449 19,832
Haemonetics Corp. *
81 6,589
Halozyme Therapeutics, Inc. *
200 14,280
Number
of Shares Value $
HealthEquity, Inc. *
145 15,251
Illumina, Inc. *
255 33,520
Jazz Pharmaceuticals PLC *
102 18,006
Lantheus Holdings, Inc. *
112 6,593
LivaNova PLC *
95 6,062
Neurocrine Biosciences, Inc. *
166 25,259
Option Care Health, Inc. *
269 8,366
Penumbra, Inc. *
65 19,056
Repligen Corp. *
90 15,392
Tenet Healthcare Corp. *
150 32,526
United Therapeutics Corp. *
76 36,936
(Cost $305,578)
366,336
Industrials — 21.7%
AAON, Inc. (a)
112 10,470
Acuity, Inc.
50 18,321
Advanced Drainage Systems,
Inc.
121 18,438
AECOM
221 22,792
AGCO Corp.
104 11,020
Alaska Air Group, Inc. *
196 8,401
American Airlines Group, Inc. *
1,094 15,371
Avis Budget Group, Inc. *
30 4,076
Brink's Co.
70 7,863
Carlisle Cos., Inc.
72 22,901
Carpenter Technology Corp.
84 26,757
Chart Industries, Inc. *
73 14,888
Clean Harbors, Inc. *
83 18,887
CNH Industrial NV
1,478 13,938
Comfort Systems USA, Inc.
59 57,639
Concentrix Corp.
71 2,571
Crane Co.
80 14,660
Donaldson Co., Inc.
197 17,710
EnerSys
65 9,302
Esab Corp.
99 11,112
ExlService Holdings, Inc. *
274 10,886
Flowserve Corp.
217 15,483
Fortune Brands Innovations, Inc.
197 10,171
FTI Consulting, Inc. *
52 8,484
GATX Corp.
59 9,436
Genpact Ltd.
270 11,896
GXO Logistics, Inc. *
193 9,793
Insperity, Inc.
58 2,051
ITT, Inc.
131 24,125
Kirby Corp. *
94 10,671
Knight-Swift Transportation
Holdings, Inc.
275 12,595
Landstar System, Inc.
58 7,589
Lincoln Electric Holdings, Inc.
93 22,267
Maximus, Inc.
96 8,265
MSA Safety, Inc.
60 9,678
MSC Industrial Direct Co., Inc.,
Class A
75 6,672

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Mueller Industries, Inc.
184 20,216
Nextpower, Inc., Class A *
251 22,997
nVent Electric PLC
270 28,963
Owens Corning
141 15,967
RB Global, Inc.
308 30,246
Regal Rexnord Corp.
110 16,059
Ryder System, Inc.
69 11,951
Sensata Technologies Holding
PLC
236 7,569
Simpson Manufacturing Co., Inc.
69 11,549
Terex Corp.
112 5,175
Tetra Tech, Inc.
438 15,216
Timken Co.
108 8,790
Toro Co.
165 11,507
Trex Co., Inc. *
184 6,436
Valmont Industries, Inc.
34 14,041
Watsco, Inc.
58 20,091
Watts Water Technologies, Inc.,
Class A
47 12,966
WESCO International, Inc.
82 21,928
(Cost $731,652)
788,846
Information Technology
— 13.5%
Allegro MicroSystems, Inc. *
208 5,551
Amkor Technology, Inc.
200 7,278
Arrow Electronics, Inc. *
84 9,073
ASGN, Inc. *
70 3,151
Avnet, Inc.
142 6,746
Belden, Inc.
67 7,598
Blackbaud, Inc. *
60 3,383
Ciena Corp. *
236 48,194
Cirrus Logic, Inc. *
90 10,831
Coherent Corp. *
263 43,200
Commvault Systems, Inc. *
72 8,892
Docusign, Inc. *
336 23,302
Dolby Laboratories, Inc., Class A
103 6,947
Dropbox, Inc., Class A *
313 9,352
Dynatrace, Inc. *
502 22,369
Entegris, Inc.
254 19,594
Flex Ltd. *
632 37,357
Guidewire Software, Inc. *
142 30,669
Kyndryl Holdings, Inc. *
382 9,867
Littelfuse, Inc.
42 10,753
Lumentum Holdings, Inc. *
118 38,369
MKS, Inc.
113 17,672
Novanta, Inc. *
59 6,706
Onto Innovation, Inc. *
81 11,596
Pure Storage, Inc., Class A *
524 46,615
Rambus, Inc. *
182 17,394
Silicon Laboratories, Inc. *
55 7,017
Synaptics, Inc. *
69 4,727
Universal Display Corp.
72 8,563
Number
of Shares Value $
Vontier Corp.
252 9,143
(Cost $389,637)
491,909
Materials — 4.9%
Alcoa Corp.
438 18,282
AptarGroup, Inc.
110 13,722
Avient Corp.
156 4,772
Axalta Coating Systems Ltd. *
364 10,967
Cabot Corp.
89 5,569
Cleveland-Cliffs, Inc. *
951 12,401
Commercial Metals Co.
187 11,927
Crown Holdings, Inc.
191 18,495
Graphic Packaging Holding Co.
494 7,993
Greif, Inc., Class A
46 3,019
Louisiana-Pacific Corp.
105 8,611
Royal Gold, Inc.
135 27,518
RPM International, Inc.
218 23,381
Scotts Miracle-Gro Co.
78 4,416
Sonoco Products Co.
165 6,958
(Cost $212,118)
178,031
Real Estate — 7.4%
Agree Realty Corp. REIT
182 13,690
American Homes 4 Rent, Class
A REIT
545 17,505
Brixmor Property Group, Inc.
REIT
520 13,593
COPT Defense Properties REIT
191 5,869
Cousins Properties, Inc. REIT
281 7,244
CubeSmart REIT
381 14,185
EastGroup Properties, Inc. REIT
91 16,487
EPR Properties REIT
130 6,795
Equity LifeStyle Properties, Inc.
REIT
330 20,747
Healthcare Realty Trust, Inc.
REIT
588 10,719
Jones Lang LaSalle, Inc. *
80 26,055
Kilroy Realty Corp. REIT
177 7,592
Kite Realty Group Trust REIT
372 8,608
NNN REIT, Inc. REIT
318 13,149
Omega Healthcare Investors,
Inc. REIT
491 22,547
Park Hotels & Resorts, Inc. REIT
323 3,495
PotlatchDeltic Corp. REIT
121 4,869
Rayonier, Inc. REIT
241 5,353
Rexford Industrial Realty, Inc.
REIT
403 16,769
Vornado Realty Trust REIT
272 10,015
WP Carey, Inc. REIT
364 24,523
(Cost $275,022)
269,809
Utilities — 2.0%
Essential Utilities, Inc.
467 18,489
National Fuel Gas Co.
151 12,450
ONE Gas, Inc.
102 8,541

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Ormat Technologies, Inc.
103 11,630
Spire, Inc.
102 9,043
UGI Corp.
358 14,159
(Cost $64,480)
74,312
TOTAL COMMON STOCKS
(Cost $3,383,228)
3,577,093
EXCHANGE-TRADED FUNDS
— 0.8%
iShares ESG Select Screened
S&P Mid-Cap ETF
(Cost $24,025)
625 27,914
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $7,175)
7,175 7,175
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $13,197)
13,197 13,197
TOTAL INVESTMENTS — 99.6%
(Cost $3,427,625)
3,625,379
Other assets and liabilities,
net — 0.4%
16,318
NET ASSETS — 100.0%
3,641,697
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.91% (b)(c)
19,000 — (11,825) (d) — — 28 — 7,175 7,175
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
45,222 19,196 (51,221) — — 216 — 13,197 13,197
64,222 19,196 (63,046) — — 244 — 20,372 20,372
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $19,945, which is 0.5% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $12,824.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P MidCap 400 Scored & Screened ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
MIDE-PH1
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-mini S&P MidCap 400 Index
USD 1 33,072 33,144 12/19/2025 72
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 3,577,093 $ — $ — $ 3,577,093
Exchange-Traded Funds
27,914 — — 27,914
Short-Term Investments (a)
20,372 — — 20,372
Derivatives (b)
Futures Contracts
72 — — 72
TOTAL
$ 3,625,451 $ — $ — $ 3,625,451
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.